DEBT - Narrative (Details)			1 Months Ended
	Jul. 22, 2025	Mar. 18, 2025 USD ($)	Jul. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Nov. 14, 2025	Nov. 13, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt issuance costs							$ 10,577,000	$ 2,339,000	$ 6,300,000
Unamortized debt issuance costs							(10,600,000)
Current portion of long-term debt							15,812,000	29,479,000
Accrued interest							$ (900,000)
Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Annual interest rate (percent)					0.25%
Maximum borrowing capacity						$ 82,500,000
Minimum | Secured Overnight Financing Rate (SOFR) | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)	6.25%
Minimum | Base Rate | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)	5.25%
Maximum | Secured Overnight Financing Rate (SOFR) | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)	8.00%
Maximum | Base Rate | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)	7.00%
2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Weighted average interest rate (percent)							12.40%
D&O Insurance | Note Payable
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt			$ 1,600,000	$ 2,400,000
Monthly principal and interest payments			$ 200,000	$ 200,000
Debt term			10 months	10 months
Annual interest rate (percent)			8.25%	8.20%
Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Weighted average interest rate (percent)							11.70%
Term Loan | Secured Debt | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt term		5 years
Maximum borrowing capacity		$ 175,000,000
Long-term debt							$ 174,600,000
Term Loan | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity		$ 30,000,000
Long-term debt							15,000,000.0
2025 Credit Agreement
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt issuance costs							6,600,000
2025 Credit Agreement | Line of Credit | Variable Rate Component One | Minimum | Alternate Base Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		5.25%
2025 Credit Agreement | Line of Credit | Variable Rate Component One | Maximum | Alternate Base Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		6.50%
2025 Credit Agreement | Line of Credit | Variable Rate Component Two | Minimum | Secured Overnight Financing Rate (SOFR)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		6.25%
2025 Credit Agreement | Line of Credit | Variable Rate Component Two | Maximum | Secured Overnight Financing Rate (SOFR)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate (percent)		7.50%
TCW Revolving Commitments
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt							3,500,000
Unamortized debt issuance costs, current							1,100,000
TCW Revolving Commitments | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt							15,000,000	0
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt							15,000,000.0
TCW Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs, current							900,000
TCW Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity									45,000,000
Amended And Restated Credit Agreement | Fiscal Quarter Trailing Three Months Ending June 31 2025 | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Leverage ratio maximum	7.00
Coverage ratio	0.95
Amended And Restated Credit Agreement | Fiscal Quarter Trailing Three Months Ending September 30 2025 | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Leverage ratio maximum	7.00
Coverage ratio	0.95
2022 Term Loan | Secured Debt | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt									7,500,000
Maximum borrowing capacity									$ 175,000,000
Long-term debt							$ 0	$ 153,125,000